Contingencies (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Loss Contingencies [Line Items]
Loss contingency, damages sought, value	$ 352
Product Recall [Member]
Loss Contingencies [Line Items]
Percentage of parts and labour costs that may be borne by the company	50.00%
Period of negotitation for deciding the costs to be incurred	90 days